Business and Organization (Details) - USD ($)									3 Months Ended	6 Months Ended				12 Months Ended
	May 04, 2016	Aug. 15, 2014	May 09, 2014	Apr. 28, 2014	Apr. 15, 2014	Apr. 08, 2014	Jun. 10, 2013	Jan. 31, 2013	Jun. 30, 2016	Jun. 30, 2016		Jun. 30, 2015	[3]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013 [2]	Mar. 31, 2016	May 09, 2013	Aug. 21, 2012	May 08, 2012
Capital Unit [Line Items]
Percentage of limited partner interest																						100.00%
Payments to acquire business														$ 0	[1]	$ 224,250,000	[1],[2]	$ 0
Number of common units issued									12,075,000
Proceeds from equity issuance, net	$ 40,000,000								$ 101,186,000	$ 101,186,000	[3]	$ 0		$ 0	[1]	$ 170,693,000	[1],[2]	$ 0
Revolving Credit Facility
Capital Unit [Line Items]
Repayments of lines or credit					$ 124,750,000
Revolving Credit Facility | $150M Revolving Credit Agreement
Capital Unit [Line Items]
Line of credit facility, maximum borrowing capacity				$ 150,000,000
Term Loan Credit Facility
Capital Unit [Line Items]
Line of credit facility, maximum borrowing capacity				200,000,000
Hi Crush Partners LP Credit Facility
Capital Unit [Line Items]
Line of credit facility, maximum borrowing capacity																					$ 100,000,000
Hi Crush Partners LP Credit Facility | Second Amendment Agreement
Capital Unit [Line Items]
Line of credit facility, maximum borrowing capacity																				$ 200,000,000
Common Units | Limited Partner
Capital Unit [Line Items]
Number of common units issued			75,000			4,250,000
Proceeds from equity issuance, net			$ 170,693,000
Class B Units
Capital Unit [Line Items]
Conversion of stock, number of common units converted		3,750,000														3,750,000
Number of common units sold to public		3,750,000
Augusta
Capital Unit [Line Items]
Payments to acquire business				$ 224,250,000				$ 37,500,000
Ownership percentage				98.00%					98.00%	98.00%				98.00%					98.00%
Augusta | Class B Units
Capital Unit [Line Items]
Business acquisition, number of shares issued								3,750,000
D&I Silica, LLC
Capital Unit [Line Items]
Payments to acquire business							$ 95,159,000
Business acquisition, number of shares issued							1,578,947

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.